26. INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Current deferred tax asset - inventory reserve	$ 195,000	$ 100,000
Non-Current Deferred Tax Assets:
Net operating loss carryforwards	5,774,000	5,023,000
Stock-based compensation expense	1,436,000	734,000
Accrued liabilities not paid	492,000	442,000
Accrued interest on notes to related parties	64,000
Imputed interest related to convertible promissory notes		11,000
Total long-term deferred tax assets	7,767,000	6,391,000
Total deferred tax assets	7,961,000	6,491,000
Less: valuation allowance	(7,961,000)	(6,491,000)
Net deferred tax assets